Stock-Based Compensation - RSUs Activity (Details) - RSUs - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Shares
Beginning balance (in shares)	1,576,000
Granted (in shares)	2,804,000	45,297
Vested (in shares)	(790,000)
Ending balance (in shares)	3,590,000	1,576,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in dollars per share)	$ 11.29
Granted (in dollars per share)	14.95
Vested (in dollars per share)	15.66
Ending balance (in dollars per share)	$ 13.16	$ 11.29
Previously Reported
Shares
Beginning balance (in shares)	3,480,000
Ending balance (in shares)		3,480,000
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in dollars per share)	$ 5.30
Ending balance (in dollars per share)		$ 5.30
Revision of Prior Period, Adjustment
Shares
Beginning balance (in shares)	(1,904,000)
Ending balance (in shares)		(1,904,000)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Beginning balance (in dollars per share)	$ 5.99
Ending balance (in dollars per share)		$ 5.99